Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loss for basic and diluted earnings per share
Net loss	$ (1,068)	$ (10,674)	$ (13,418)	$ (34,564)	$ (20,557)	$ (21,273)	$ (24,748)	$ (58,260)	$ (59,726)	$ (124,835)	$ (510,789)
Shares of Common stock and equivalents:
Weighted average shares basic									71,794	56,174	21,410
Effect of dilutive securities									0	0	0
Weighted average common shares - diluted	71,702	71,936	71,804	71,735	71,672	71,575	51,305	29,794	71,794	56,174	21,410
Basic loss per share (USD per share)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (0.83)	$ (2.22)	$ (23.86)
Diluted loss per share (USD per share)	$ (0.01)	$ (0.15)	$ (0.19)	$ (0.48)	$ (0.29)	$ (0.30)	$ (0.48)	$ (1.96)	$ (0.83)	$ (2.22)	$ (23.86)